Commitments and Contingencies (Details) - Schedule of Purchase Raw Materials - 12 months ended Mar. 31, 2023	CNY (¥)	USD ($)	USD ($)
Schedule of Purchase Raw Materials [Abstract]
Research and development	¥ 143,463,250	$ 19,981,511,000,000
Purchase raw materials	25,563,268		$ 3,560,443
Total	¥ 169,026,518		$ 23,541,954